Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed, Triton (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Other current assets	$ 39,486	$ 24,585
Property and equipment	370,378	231,501
Goodwill	1,224,679	786,837		$ 708,773	$ 528,604
Accounts payable	28,441	25,919
Accrued expenses	41,694	38,957
Other current liabilities	42,561	25,339
Deferred tax liability	$ (17,876)	$ (24,473)
Triton Digital Canada, Inc.
Business Acquisition [Line Items]
Cash			$ 10,515
Accounts receivable			8,879
Other current assets			679
Property and equipment			705
Goodwill			80,656
Other intangible assets			75,000
Accounts payable			1,895
Accrued expenses			3,332
Other current liabilities			18
Deferred tax liability			(10,976)
Net purchase price			$ 160,213